Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Accumulated depreciation	$ (27,222)	$ (28,432)
Property, plant and equipment, net	17,213	11,947
Computer And Communication Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 20,024	23,502
Computer And Communication Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Computer And Communication Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Furniture And Other Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 17,125	12,555
Furniture And Other Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Furniture And Other Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 7,286	$ 4,322
Leasehold Improvements | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	1 year
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years